Commitments and Contingencies - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended						60 Months Ended
	May 09, 2022 $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Aug. 01, 2024	Apr. 03, 2019 USD ($) ft²	Mar. 04, 2019 ft²
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Minimum bid price per share | $ / shares	$ 1
Minimum Threshold Price | $ / shares	$ 1
Weighted average remaining lease term (in years)		6 years 8 months 12 days		6 years 8 months 12 days			7 years 4 months 24 days
Weighted average discount rate		7.50%		7.50%			7.50%
Operating lease cost		$ 609,000	$ 377,000	$ 1,826,000	$ 1,130,000		$ 1,583,000		$ 1,507,000		$ 692,000
Operating cash flows from operating leases		567,000	$ 380,000	1,700,000	$ 1,139,000
Total future minimum lease payments		16,943,000		16,943,000			12,906,000
Torreya partners
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accrued payment for potential future payments		0		$ 0
Transaction fee				20.00%
Torreya partners | Maximum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Business Combination, Consideration Transferred				$ 2,000,000
General and administrative | Torreya partners
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Acquire shares of common stock grant date fair value				500,000
Presage License Agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accrued payment for potential future payments		0		0			$ 0
Infinity Pharmaceuticals Inc [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessee Operating Lease Option To Extend Term						2 years
Weighted average remaining lease term (in years)						1 year 7 months 6 days		2 years 7 months 6 days
Weighted average discount rate						10.00%		10.00%
Operating lease cost						$ 700,000		$ 700,000
Operating cash flows from operating leases						600,000		700,000
Total future minimum lease payments		800,000		800,000		$ 992,000
Infinity Pharmaceuticals Inc [Member] | Massachusetts Avenue Cambridge Massachusetts Premises [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Area of premises leased under lease agreement | ft²													10,097	10,097
Lease term													5 years	5 years
Monthly base rent expense										$ 47,961
Restricted Cash		$ 7,500		$ 7,500				7,500
Leasehold Improvement, Landlord, Gross													$ 600,000
Infinity Pharmaceuticals Inc [Member] | Financial Standby Letter of Credit [Member] | Massachusetts Avenue Cambridge Massachusetts Premises [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Security Deposit													$ 300,000
Security Deposit Reduced Amount Under Lease Terms								$ 150,000
Infinity Pharmaceuticals Inc [Member] | Forecast [Member] | Massachusetts Avenue Cambridge Massachusetts Premises [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Annual percentage increase of rent expense										3.00%		3.00%